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                       STREETTRACKS(R) INDEX SHARES FUNDS

                        Supplement dated January 12, 2007
                 to Statement of Additional Information ("SAI")
               dated January 27, 2006, as amended November 8, 2006


1. Investors are advised of the change in name for each Fund set forth below and all references in the SAI to the prior name are hereby revised to reflect the new name:

Prior Name                                                      New Name
----------                                                      --------
streetTRACKS(R) Dow Jones EURO STOXX 50 Fund                    DJ EURO STOXX 50(R) ETF
streetTRACKS(R) Dow Jones STOXX 50 ETF Fund                     DJ STOXX 50(R) ETF
streetTRACKS(R) DJ Wilshire International Real Estate ETF       SPDR(R) DJ Wilshire International Real Estate ETF
streetTRACKS(R) Macquarie Global Infrastructure 100 ETF         SPDR(R) FTSE/Macquarie Global Infrastructure 100 ETF
streetTRACKS(R) MSCI ACWI (ex-US) ETF                           SPDR(R) MSCI ACWI ex-US ETF
streetTRACKS(R) Russell/Nomura PRIME Japan ETF                  SPDR(R) Russell/Nomura PRIME Japan(TM) ETF
streetTRACKS(R) Russell/Nomura Small Cap Japan ETF              SPDR(R) Russell/Nomura Small Cap Japan(TM) ETF

2.   Investors are advised that the below-listed Funds are not yet in operation:

                         SPDR(R) S&P(R) ASIA PACIFIC ETF
                    SPDR(R) S&P(R) EMERGING ASIA PACIFIC ETF
                            SPDR(R) S&P(R) CHINA ETF
                       SPDR(R) S&P(R) EMERGING MARKETS ETF
                             SPDR(R) S&P(R) EPAC ETF
                            SPDR(R) S&P(R) EUROPE ETF
                       SPDR(R) S&P(R) EMERGING EUROPE ETF
                    SPDR(R) S&P(R) EMERGING LATIN AMERICA ETF
                SPDR(R) S&P(R) EMERGING MIDDLE EAST & AFRICA ETF
                        SPDR(R) S&P(R) WORLD (EX-US) ETF
                   SPDR(R) S&P(R) WORLD (EX-US) SMALL CAP ETF
              SPDR(R) FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF


3. Investors are advised that the last sentence of the third paragraph under "General Description of the Trust" on page 3 is hereby replaced with the following:

          A Creation Unit of each Fund consists of 50,000 Shares or other aggregation thereof as further set forth in each Fund's Prospectus.

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4.   Investors are advised that the first sentence of the second paragraph under
     "Creation and Redemption of Creation Units -- Procedures for Creation of Creation Units" on page 24 is hereby replaced with the following:

          All orders to purchase Shares directly from a Fund must be placed for one or more Creation Unit size aggregations of Shares (50,000 Shares or other aggregation thereof as further set forth in each Fund's Prospectus) and in the manner set forth in the Participant Agreement. In the case of custom orders, the order must be received by the Principal Underwriter no later than the times set forth in the Participant Agreement.


             THIS SAI SUPPLEMENT REPLACES ALL PRIOR SAI SUPPLEMENTS




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE